SCHEDULE OF PRODUCT AND SERVICE REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,876,221	$ 1,896,992	$ 6,290,898	$ 5,418,600
Product Sales [member]
IfrsStatementLineItems [Line Items]
Revenue	1,359,986	1,351,527	4,530,686	3,968,807
Drone Service [member]
IfrsStatementLineItems [Line Items]
Revenue	516,235	411,746	1,760,212	1,073,440
Services [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 133,719		$ 376,353